Premium income and premiums paid to reinsurers (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Premium Income and Premiums Paid to Reinsurers

	YTD	YTD
EUR millions	2022	2021

Premium income

Life insurance	6,504	6,768

Non-life insurance	1,029	1,099

Total premium income	7,532	7,867

Accident and health insurance	958	899

Property & casualty insurance	71	200

Non-life Insurance premium income	1,029	1,099

Premiums paid to reinsurers 1

Life insurance	1,034	1,065

Non-life insurance	98	94

Total premiums paid to reinsurers	1,132	1,158

Accident and health insurance	87	80

Property & casualty insurance	10	14

Non-life Insurance paid to reinsurers	98	94
1	Premiums paid to reinsurers are recorded within Benefits and expenses in the income statement - refer to note Benefits and expenses.